September 2018
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Nick Xeros
Account Administrator
312-332-7464
nicholas.xeros@usbank.com
http://pivot.usbank.com/
190 South Lasalle St. 7th Floor
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank, National Association
Operating Advisor:
Situs Holdings, LLC
Payment Date:
Sep 12, 2018
Prior Payment:
Aug 10, 2018
Next Payment:
Oct 15, 2018
Record Date:
Aug 31, 2018
Determination Date:
Sep 6, 2018
First Payment Date:
Apr 11, 2014
Closing Date:
Mar 20, 2014
Rated Final Distribution Date::
Mar 11, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.199000%
49,387,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.790000%
125,716,000.00
24,440,636.83
24,440,636.83
56,824.48
24,497,461.31
0.00
0.00
A-3
3.753000%
215,000,000.00
215,000,000.00
45,991,274.14
672,412.50
46,663,686.64
0.00
169,008,725.86
A-4
4.023000%
246,848,000.00
246,848,000.00
0.00
827,557.92
827,557.92
0.00
246,848,000.00
A-AB
3.552000%
74,468,000.00
74,468,000.00
0.00
220,425.28
220,425.28
0.00
74,468,000.00
X-A
1.305336%
777,479,000.00
626,816,636.83
0.00
681,838.39
681,838.39
0.00
556,384,725.86
X-B
0.360627%
50,816,000.00
50,816,000.00
0.00
15,271.35
15,271.35
0.00
50,816,000.00
X-C
0.500000%
21,596,000.00
21,596,000.00
0.00
8,998.33
8,998.33
0.00
21,596,000.00
X-D
1.500627%
60,979,707.00
60,979,707.00
0.00
76,256.50
76,256.50
0.00
60,979,707.00
A-S
4.345000%
66,060,000.00
66,060,000.00
0.00
239,192.25
239,192.25
0.00
66,060,000.00
100.00%
B
4.805000%
50,816,000.00
50,816,000.00
0.00
203,475.73
203,475.73
0.00
50,816,000.00
100.00%
C
5.165627%
50,816,000.00
50,816,000.00
0.00
218,747.09
218,747.09
0.00
50,816,000.00
100.00%
D
5.165627%
54,627,000.00
54,627,000.00
0.00
235,152.26
235,152.26
0.00
54,627,000.00
E
4.665627%
21,596,000.00
21,596,000.00
0.00
83,965.74
83,965.74
0.00
21,596,000.00
F
3.665000%
11,434,000.00
11,434,000.00
0.00
34,921.34
34,921.34
0.00
11,434,000.00
G
3.665000%
49,545,707.00
49,545,707.00
0.00
151,320.85
151,320.85
0.00
49,545,707.00
R
0.000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,016,313,707.00
865,651,343.83
70,431,910.97
3,726,360.01
74,158,270.98
0.00
795,219,432.86
September 2018
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.345000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
B
4.805000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
5.165627%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
September 2018
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322AAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322AAB8
194.41150554
194.41150554
0.45200675
194.86351229
0.00000000
0.00000000
A-3
17322AAC6
1000.00000000
213.91290298
3.12750000
217.04040298
0.00000000
786.08709702
A-4
17322AAD4
1000.00000000
0.00000000
3.35250000
3.35250000
0.00000000
1000.00000000
A-AB
17322AAE2
1000.00000000
0.00000000
2.96000000
2.96000000
0.00000000
1000.00000000
X-A
17322AAJ1
806.21680692
0.00000000
0.87698624
0.87698624
0.00000000
715.62669327
X-B
17322AAK8
1000.00000000
0.00000000
0.30052255
0.30052255
0.00000000
1000.00000000
X-C
17322AAV4
1000.00000000
0.00000000
0.41666667
0.41666667
0.00000000
1000.00000000
X-D
17322AAX0
1000.00000000
0.00000000
1.25052255
1.25052255
0.00000000
1000.00000000
A-S
17322AAF9
1000.00000000
0.00000000
3.62083333
3.62083333
0.00000000
1000.00000000
B
17322AAG7
1000.00000000
0.00000000
4.00416667
4.00416667
0.00000000
1000.00000000
C
17322AAH5
1000.00000000
0.00000000
4.30468922
4.30468922
0.00000000
1000.00000000
D
17322AAM4
1000.00000000
0.00000000
4.30468922
4.30468922
0.00000000
1000.00000000
E
17322AAP7
1000.00000000
0.00000000
3.88802255
3.88802255
0.00000000
1000.00000000
F
17322AAR3
1000.00000000
0.00000000
3.05416667
3.05416667
0.00000000
1000.00000000
G
17322AAT9
1000.00000000
0.00000000
3.05416672
3.05416672
0.00000000
1000.00000000
R
17322AAZ5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322AAL6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
September 2018
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
24,440,636.83
323,383.21
24,117,253.62
0.00
0.00
0.00
0.00
A-3
215,000,000.00
608,527.76
45,382,746.38
0.00
0.00
169,008,725.86
0.00
A-4
246,848,000.00
0.00
0.00
0.00
0.00
246,848,000.00
0.00
A-AB
74,468,000.00
0.00
0.00
0.00
0.00
74,468,000.00
0.00
A-S
66,060,000.00
0.00
0.00
0.00
0.00
66,060,000.00
0.00
B
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
C
50,816,000.00
0.00
0.00
0.00
0.00
50,816,000.00
0.00
D
54,627,000.00
0.00
0.00
0.00
0.00
54,627,000.00
0.00
E
21,596,000.00
0.00
0.00
0.00
0.00
21,596,000.00
0.00
F
11,434,000.00
0.00
0.00
0.00
0.00
11,434,000.00
0.00
G
49,545,707.00
0.00
0.00
0.00
0.00
49,545,707.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
865,651,343.83
931,910.97
69,500,000.00
0.00
0.00
795,219,432.86
0.00
September 2018
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
56,824.48
0.00
0.00
0.00
0.00
56,824.48
0.00
A-3
672,412.50
0.00
0.00
0.00
0.00
672,412.50
0.00
A-4
827,557.92
0.00
0.00
0.00
0.00
827,557.92
0.00
A-AB
220,425.28
0.00
0.00
0.00
0.00
220,425.28
0.00
X-A
681,838.39
0.00
0.00
0.00
0.00
681,838.39
0.00
X-B
15,271.35
0.00
0.00
0.00
0.00
15,271.35
0.00
X-C
8,998.33
0.00
0.00
0.00
0.00
8,998.33
0.00
X-D
76,256.50
0.00
0.00
0.00
0.00
76,256.50
0.00
A-S
239,192.25
0.00
0.00
0.00
0.00
239,192.25
0.00
B
203,475.73
0.00
0.00
0.00
0.00
203,475.73
0.00
C
218,747.09
0.00
0.00
0.00
0.00
218,747.09
0.00
D
235,152.26
0.00
0.00
0.00
0.00
235,152.26
0.00
E
83,965.74
0.00
0.00
0.00
0.00
83,965.74
0.00
F
34,921.34
0.00
0.00
0.00
0.00
34,921.34
0.00
G
151,320.85
0.00
0.00
0.00
0.00
151,320.85
13,120.88
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,726,360.01
0.00
0.00
0.00
0.00
3,726,360.01
13,120.88
September 2018
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Interest
Fees
Scheduled Interest
3,742,781.11
Master Servicing Fee
12,903.02
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,118.11
Deferred Interest
0.00
Operating Advisor Fee
931.78
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,742,781.11
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
372.73
CCRE Strip
1,095.46
Principal
Miscellaneous Fee
0.00
Scheduled Principal
931,910.97
Fee Distributions
16,421.10
Unscheduled Principal
69,500,000.00
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
70,431,910.97
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
3,726,360.01
Principal Distribution
70,431,910.97
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
74,158,270.98
Total Collections
74,174,692.08
Total Distribution
74,174,692.08
Funds Collection
Funds Distribution
September 2018
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
865,651,344.48
795,219,433.51
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
46,827.80
Ending pool Factor
0.782455
Ending Loan Count
75
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
61
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.1883906%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Prime Finance B-Piece Fund VII, L.P.
CCRE Strip for the Distribution Date
1,095.46
September 2018
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

September 2018
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
Count:
Totals:
Total Interest Shortfall hitting the Trust:
0.00
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

September 2018
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

September 2018
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Various
01/06/24
05/14/18
2
Mixed Use
AZ
01/01/24
N
43,906,683.36
239,100.62
0.00
09/01/18
0.00
0
185,864.98
0.00
4.910
1.71
12/31/17
2A
Mixed Use
AZ
01/01/24
N
39,028,163.10
212,533.88
0.00
09/01/18
0.00
0
165,213.32
0.00
4.910
0.00
3
Office
PA
09/06/18
N
0.00
245,795.63
65,921,498.46 09/06/18
09/06/18
0.00
0
245,795.63
0.00
4.330
0.00
3A
Office
PA
09/06/18
N
0.00
13,342.84
3,578,501.54 09/06/18
09/06/18
0.00
0
13,342.84
0.00
4.330
0.00
4
Multifamily
MI
12/06/23
N
43,000,000.00
182,954.25
0.00
09/06/18
0.00
0
182,954.25
0.00
4.941
2.82
12/31/17
5
Mixed Use
GA
02/06/24
N
34,648,957.77
194,070.66
0.00
09/06/18
0.00
0
150,476.05
0.00
5.037
2.12
06/30/17
6
Various
03/06/24
N
30,329,131.96
164,148.64
0.00
09/06/18
0.00
0
127,603.32
0.00
4.880
1.98
12/31/17
7
Retail
NY
01/06/24
N
30,000,000.00
125,033.33
0.00
09/06/18
0.00
0
125,033.33
0.00
4.840
2.31
12/31/17
8
Office
NY
01/06/24
N
26,949,112.46
157,455.43
0.00
09/06/18
0.00
0
118,522.50
0.00
5.100
0.00
9
Multifamily
NY
02/06/24
N
24,743,165.20
147,979.63
0.00
09/06/18
0.00
0
114,146.26
0.00
5.350
1.50
12/31/17
10
Office
IL
02/06/24
N
24,601,446.50
135,587.52
0.00
09/06/18
0.00
0
103,631.70
0.00
4.886
1.28
12/31/17
11
Office
CA
03/06/24
N
20,000,000.00
80,927.22
0.00
09/06/18
0.00
0
80,927.22
0.00
4.699
3.06
12/31/17
12
Various
02/06/19
N
18,361,303.74
97,307.97
0.00
09/06/18
0.00
0
65,847.37
0.00
4.158
2.09
12/31/17
13
Retail
NY
01/06/24
N
17,955,466.75
98,090.36
0.00
09/06/18
0.00
0
76,457.11
0.00
4.939
1.50
12/31/17
14
Mobile Home
MI
01/06/24
N
16,022,439.57
99,465.31
0.00
09/06/18
0.00
0
79,020.12
0.00
5.720
1.60
12/31/17
15
Multifamily
TX
12/06/23
N
15,864,690.55
96,630.82
0.00
09/06/18
0.00
0
75,374.41
0.00
5.510
2.12
12/31/17
16
Retail
TX
02/06/24
N
15,084,092.33
88,371.43
0.00
09/06/18
0.00
0
66,878.51
0.00
5.142
1.59
12/31/17
17
Retail
AZ
01/06/24
N
14,699,755.87
80,753.32
0.00
09/06/18
0.00
0
63,239.29
0.00
4.990
1.74
12/31/17
18
Multifamily
IN
01/06/24
N
14,050,478.17
76,555.99
0.00
09/06/18
0.00
0
59,538.72
0.00
4.915
1.95
12/31/17
19
Retail
AL
01/01/24
N
12,581,331.35
75,049.98
0.00
09/01/18
0.00
0
57,607.89
0.00
5.310
1.56
12/31/17
20
Office
TX
01/06/24
N
12,112,315.21
72,473.11
0.00
09/06/18
0.00
0
57,540.42
0.00
5.510
1.70
12/31/17
21
Various
02/06/24
N
11,634,506.72
70,027.20
0.00
09/06/18
0.00
0
54,323.96
0.00
5.415
2.57
12/31/17
22
Mixed Use
CA
02/06/24
N
11,594,556.67
70,094.95
0.00
09/06/18
0.00
0
54,586.66
0.00
5.460
1.43
12/31/17
23
Various
01/06/24
N
11,914,917.39
68,319.88
0.00
09/06/18
0.00
0
53,909.96
0.00
5.248
1.90
12/31/17
24
Multifamily
KY
01/01/24
N
11,246,692.22
64,367.07
0.00
09/01/18
0.00
0
50,075.09
0.00
5.164
1.57
12/31/17
25
Multifamily
CA
12/06/23
N
11,114,896.95
64,198.76
0.00
09/06/18
0.00
0
47,639.54
0.00
4.970
0.00
26
Retail
MS
02/06/24
N
9,782,054.62
57,539.94
0.00
09/06/18
0.00
0
43,711.95
0.00
5.182
1.87
12/31/17
27
Mixed Use
UT
12/05/23
N
9,803,828.45
55,258.81
0.00
09/05/18
0.00
0
41,509.27
0.00
4.910
1.62
12/31/17
28
Office
GA
01/06/24
N
9,490,666.70
55,958.91
0.00
09/06/18
0.00
0
42,491.93
0.00
5.192
1.20
12/31/17
29
Retail
PA
02/06/24
N
9,765,635.27
54,425.38
0.00
09/06/18
0.00
0
42,015.72
0.00
4.990
0.00
30
Mixed Use
CA
10/06/23
N
9,235,505.09
52,285.35
0.00
09/06/18
0.00
0
37,993.54
0.00
4.770
0.00
31
Lodging
GA
12/06/23
N
8,248,939.59
49,806.02
0.00
09/06/18
0.00
0
38,552.16
0.00
5.420
2.57
12/31/17
32
Retail
FL
01/06/19
N
8,146,336.23
44,862.17
0.00
09/06/18
0.00
0
33,017.97
0.00
4.700
2.04
12/31/17
33
Mixed Use
WA
02/05/19
N
8,018,809.72
45,857.77
0.00
09/05/18
0.00
0
33,885.44
0.00
4.900
1.45
12/31/17
34
Various
01/06/19
07/15/16
35
Mixed Use
NY
01/06/24
N
8,307,578.14
47,042.66
0.00
08/06/18
0.00
B
37,742.46
0.00
5.270
0.59
12/31/17
36
Retail
TX
01/06/24
N
8,200,000.00
36,470.64
0.00
09/06/18
0.00
0
36,470.64
0.00
5.165
1.91
12/31/17
37
Multifamily
TX
11/06/23
N
7,462,456.51
45,875.88
0.00
09/06/18
0.00
0
35,969.05
0.00
5.590
2.27
12/31/17
38
Retail
TX
01/06/24
N
7,213,314.47
43,333.59
0.00
09/06/18
0.00
0
34,515.77
0.00
5.550
1.56
12/31/17
39
Various
01/06/24
N
7,307,375.08
41,865.26
0.00
09/06/18
0.00
0
33,012.45
0.00
5.240
1.55
12/31/17

September 2018
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
40
Retail
CA
10/06/23
N
6,795,402.18
40,197.91
0.00
09/06/18
0.00
0
30,617.70
0.00
5.225
0.00
41
Retail
CA
01/05/24
N
6,775,934.75
40,857.82
0.00
09/05/18
0.00
0
31,667.69
0.00
5.420
2.32
12/31/17
42
Multifamily
VA
01/06/24
N
6,802,588.55
38,607.17
0.00
09/06/18
0.00
0
29,270.46
0.00
4.990
2.04
12/31/17
43
Retail
CA
01/05/24
N
6,648,937.19
39,040.88
0.00
09/05/18
0.00
0
29,528.37
0.00
5.150
1.41
12/31/17
44
Retail
GA
02/06/24
N
6,696,181.13
36,939.99
0.00
09/06/18
0.00
0
29,842.62
0.00
5.170
2.04
12/31/17
45
Various
11/06/23
N
6,054,854.03
43,272.85
0.00
09/06/18
0.00
0
29,499.43
0.00
5.645
0.00
46
Multifamily
FL
12/06/18
N
5,611,249.42
30,144.19
0.00
09/06/18
0.00
0
20,753.90
0.00
4.288
0.00
47
Mobile Home
IL
03/06/24
N
5,189,255.68
33,664.20
0.00
09/06/18
0.00
0
22,458.05
0.00
5.015
1.60
12/31/17
48
Multifamily
TX
11/06/23
N
5,326,641.40
32,060.65
0.00
09/06/18
0.00
0
24,871.21
0.00
5.415
0.00
49
Lodging
07/13/17 CO
03/05/24
N
5,073,656.35
34,021.61
0.00
09/05/18
0.00
0
23,684.35
0.00
5.410
1.97
12/31/17
50
Multifamily
AZ
01/01/24
N
5,216,340.00
30,712.75
0.00
09/01/18
0.00
0
24,062.03
0.00
5.350
1.64
12/31/17
51
Retail
LA
01/05/24
N
5,079,129.72
30,297.96
0.00
09/05/18
0.00
0
23,256.52
0.00
5.310
1.99
12/31/17
52
Retail
VA
01/06/19
N
4,927,904.76
28,906.74
0.00
09/06/18
0.00
0
21,842.72
0.00
5.140
1.72
12/31/17
53
Multifamily
NC
10/05/23
N
5,127,574.67
28,569.42
0.00
09/05/18
0.00
0
22,633.08
0.00
5.120
0.00
54
Multifamily
FL
01/01/24
N
4,888,767.79
28,990.69
0.00
09/01/18
0.00
0
22,132.31
0.00
5.250
1.82
12/31/17
55
Multifamily
IL
02/06/24
N
4,769,345.92
28,861.32
0.00
09/06/18
0.00
0
22,494.93
0.00
5.470
1.57
12/31/17
56
Office
CA
12/06/23
N
4,721,791.99
27,191.19
0.00
09/06/18
0.00
0
20,116.08
0.00
4.940
2.12
12/31/17
57
Multifamily
IL
01/06/24
N
4,825,298.29
26,676.65
0.00
09/06/18
0.00
0
20,396.98
0.00
4.903
1.37
12/31/17
58
Retail
CA
01/05/24
N
4,679,884.19
27,779.37
0.00
09/05/18
0.00
0
21,226.95
0.00
5.260
2.11
12/31/17
59
Multifamily
FL
11/06/23
N
4,666,063.46
27,796.29
0.00
09/06/18
0.00
0
21,364.98
0.00
5.310
0.00
60
Retail
MD
02/06/24
N
4,653,728.65
27,184.37
0.00
09/06/18
0.00
0
20,515.07
0.00
5.112
2.38
12/31/17
61
Retail
CO
12/06/23
N
4,900,000.00
20,886.25
0.00
09/06/18
0.00
0
20,886.25
0.00
4.950
3.11
12/31/17
62
Retail
DE
02/05/24
N
4,551,817.64
26,214.49
0.00
09/05/18
0.00
0
19,509.21
0.00
4.970
1.89
12/31/17
63
Retail
IN
12/06/23
N
4,175,327.93
27,564.07
0.00
09/06/18
0.00
0
18,520.49
0.00
5.140
2.08
12/31/17
64
Office
TX
01/01/24
N
4,262,522.29
25,376.78
0.00
09/01/18
0.00
0
19,444.00
0.00
5.290
1.65
12/31/17
65
Retail
IL
02/06/24
N
4,500,000.00
20,634.38
0.00
09/06/18
0.00
0
20,634.38
0.00
5.325
1.72
12/31/17
66
Retail
TX
12/06/23
N
4,052,908.90
24,399.44
0.00
09/06/18
0.00
0
18,836.94
0.00
5.390
1.97
12/31/17
67
Multifamily
TX
12/06/23
10/27/16
68
Multifamily
OR
01/06/24
N
3,596,156.19
21,811.59
0.00
09/06/18
0.00
0
16,992.60
0.00
5.480
2.58
12/31/17
69
Multifamily
TX
02/05/24
N
3,551,787.38
21,409.39
0.00
09/05/18
0.00
0
16,629.91
0.00
5.430
1.89
12/31/17
70
Retail
SC
02/05/24
N
3,311,619.21
19,186.95
0.00
09/05/18
0.00
0
14,364.80
0.00
5.030
1.69
12/31/17
71
Self Storage
AZ
01/05/24
N
3,209,110.52
18,880.44
0.00
09/05/18
0.00
0
14,307.14
0.00
5.170
2.44
12/31/17
72
Retail
TX
01/01/24
N
2,990,633.48
20,482.24
0.00
09/01/18
0.00
0
14,476.27
0.00
5.610
0.00
73
Multifamily
SC
12/06/23
N
3,011,148.43
17,426.85
0.00
09/06/18
0.00
0
12,957.94
0.00
4.990
3.31
12/31/17
74
Various
01/06/24
N
2,976,824.68
18,568.80
0.00
09/06/18
0.00
0
14,809.36
0.00
5.770
2.70
12/31/17
75
Various
01/06/24
N
2,792,440.73
16,510.41
0.00
09/06/18
0.00
0
12,569.73
0.00
5.220
0.00
76
Self Storage
VA
01/05/24
N
2,228,104.41
17,811.73
0.00
09/05/18
0.00
0
10,490.97
0.00
5.450
1.68
12/31/17
77
Retail
GA
02/06/24
N
2,389,024.52
14,231.70
0.00
09/06/18
0.00
0
10,938.87
0.00
5.310
1.72
12/31/17
78
Multifamily
MI
12/06/23
N
1,762,873.37
10,304.37
0.00
09/06/18
0.00
0
7,738.02
0.00
5.090
2.08
12/31/17
795,219,433.51
4,674,692.08
69,500,000.00
0.00
80
Totals:
Count:
3,742,781.11
0.00

September 2018
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

September 2018
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

September 2018
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

September 2018
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

September 2018
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

September 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0M to 4.9M
25
$96,395,084.73
12.12%
5M to 9.9M
26
$187,380,244.94
23.56%
10M to 14.9M
9
$110,949,450.55
13.95%
15M to 19.9M
5
$83,287,992.94
10.47%
20M to 24.9M
3
$69,344,611.70
8.72%
25M to 29.9M
1
$26,949,112.46
3.39%
30M to 34.9M
3
$94,978,089.73
11.94%
35M to 39.9M
1
$39,028,163.10
4.91%
40M to 44.9M
2
$86,906,683.36
10.93%
Total
75
$795,219,433.51
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
Count
Balance ($)
%
4.000% - 4.240%
1
$18,361,303.74
2.31%
4.250% - 4.490%
1
$5,611,249.42
0.71%
4.500% - 4.740%
2
$28,146,336.23
3.54%
4.750% - 4.990%
20
$334,322,446.09
42.04%
5.000% - 5.240%
21
$189,914,224.59
23.88%
5.250% - 5.490%
22
$148,166,344.94
18.63%
5.500% - 5.740%
7
$67,720,703.82
8.52%
5.750% - 5.990%
1
$2,976,824.68
0.37%
Total
75
$795,219,433.51
100.00%
Gross Rate
Total Weighted Average Rate: 5.08%
0
5
10
15
20
25
30
35
40
45
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

September 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
NEW YORK
5
$107,955,322.55
13.58%
ARIZONA
5
$106,060,052.85
13.34%
UNDEFINED
8
$91,371,354.33
11.49%
TEXAS
11
$86,121,362.52
10.83%
CALIFORNIA
9
$81,566,909.01
10.26%
GEORGIA
5
$61,473,769.71
7.73%
MICHIGAN
3
$60,785,312.94
7.64%
ILLINOIS
5
$43,885,346.39
5.52%
FLORIDA
4
$23,312,416.90
2.93%
INDIANA
2
$18,225,806.10
2.29%
VIRGINIA
3
$13,958,597.72
1.76%
ALABAMA
1
$12,581,331.35
1.58%
KENTUCKY
1
$11,246,692.22
1.41%
COLORADO
2
$9,973,656.35
1.25%
UTAH
1
$9,803,828.45
1.23%
MISSISSIPPI
1
$9,782,054.62
1.23%
PENNSYLVANIA
1
$9,765,635.27
1.23%
WASHINGTON
1
$8,018,809.72
1.01%
SOUTH CAROLINA
2
$6,322,767.64
0.80%
NORTH CAROLINA
1
$5,127,574.67
0.64%
LOUISIANA
1
$5,079,129.72
0.64%
MARYLAND
1
$4,653,728.65
0.59%
DELAWARE
1
$4,551,817.64
0.57%
OREGON
1
$3,596,156.19
0.45%
Total
75
$795,219,433.51
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
NEW YORK
ARIZONA
UN
DE
FINE
D
TEXAS
CALIFORNIA
GE
O
RGIA
M
IC
HIGAN
IL
LIN
O
IS
FLORIDA
INDIANA
VIRGINIA
ALABAMA
KENTUCKY
CO
LO
RADO UTAH
M
ISSISSIPPI
PENNSYLVANIA
WASHINGTO
N
SO
UT
H
CAROLINA
NO
RTH CAROLINA
LOUISIANA
M
ARY
LA
ND
DELAWARE
OR
EGON
Count
Balance ($)
%
Lodging
2
$13,322,595.94
1.68%
Mixed Use
8
$164,544,082.30
20.69%
Mobile Home Park
2
$21,211,695.25
2.67%
Multifamily
20
$186,638,214.47
23.47%
Office
7
$102,137,855.15
12.84%
Retail
26
$210,556,421.14
26.48%
Self Storage
2
$5,437,214.93
0.68%
Various
8
$91,371,354.33
11.49%
Total
75
$795,219,433.51
100.00%
Property Type
1.7
Lodging
20.7
Mixed Use
2.7
Mobile Home Park
23.5
Multifamily
12.8
Office
26.5
Retail
0.7
Self Storage
11.5
Various
Lodging
1.7%
Mixed Use
20.7%
Mobile Home Park
2.7%
Multifamily
23.5%
Office
12.8%
Retail
26.5%
Self Storage
0.7%
Various
11.5%
Total:
100.0%

September 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
54 - 56
62
$667,865,065.75
83.99%
57 - 59
13
$127,354,367.76
16.01%
Total
75
$795,219,433.51
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 56
0
20
40
60
80
100
54 - 56
57 - 59
Count
Balance ($)
%
3 - 5
5
$45,065,603.87
5.67%
60 - 62
1
$7,462,456.51
0.94%
63 - 65
65
$682,099,329.14
85.77%
66 - 68
4
$60,592,043.99
7.62%
Total
75
$795,219,433.51
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 61
0
20
40
60
80
100
3 - 5
60 - 62
63 - 65
66 - 68

September 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Count
Balance ($)
%
0.000% - 0.490%
10
$87,628,527.56
11.02%
0.500% - 0.990%
1
$8,307,578.14
1.04%
1.000% - 1.490%
10
$129,981,953.69
16.35%
1.500% - 1.990%
29
$280,827,067.60
35.31%
2.000% - 2.490%
17
$191,106,730.91
24.03%
2.500% - 2.990%
7
$94,356,427.18
11.87%
3.000% - 3.490%
1
$3,011,148.43
0.38%
Total
75
$795,219,433.51
100.00%
DSCR
Total Weighted Average DSCR: 1.72
0
5
10
15
20
25
30
35
40
0.000%
-
0.490%
0.500%
-
0.990%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%
45.54%
Amortizing Balloon
6.90%
IO Maturity Balloon
47.55%
IO/Amortizing/Balloon
Amortizing Balloon
45.54%
IO Maturity Balloon
6.90%
IO/Amortizing/Balloon
47.55%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
48
$362,160,067.15
45.54%
IO Maturity Balloon
3
$54,900,000.00
6.90%
IO/Amortizing/Balloon
24
$378,159,366.36
47.55%
Total
75
$795,219,433.51
100.00%
Amortization Type

September 2018
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

September 2018
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
2
69,500,000.00
8.7%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
93,460,251.39
10.8%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
8,356,082.53
0
0
0.00
0
0
0.00
0
0.00
Apr 2018
0.00
0.9%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
8,365,163.61
0
0
0.00
0
0
0.00
0
0.00
Mar 2018
0.00
0.9%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
8,386,849.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
0.9%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
8,405,917.76
0
0
0.00
0
0
0.00
0
0.00
Nov 2017
0.00
0.9%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

September 2018
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
75
795,219,433.51
100.00%
795,228,733.72
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
75
795,219,433.51
100.00%
795,228,733.72
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
75
795,219,433.51
100.00%
795,228,733.72
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
75
795,219,433.51
100.00%
795,228,733.72
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

September 2018
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

September 2018
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.
September 2018
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice